Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0004	$ 0.00001
Ordinary shares, authorized	1,900,000,000	4,980,000,000
Ordinary shares, issued	1,161,276	12,650,000
Ordinary shares, outstanding	1,161,276	12,650,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0004	$ 0.00001
Ordinary shares, authorized	100,000,000	20,000,000
Ordinary shares, issued	32,500	1,300,000
Ordinary shares, outstanding	32,500	1,300,000